UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  10 Old Burlington Street
          London  W1S 3AG
          England

13F File Number: 028-12493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Howard
Title:    Chief Financial Officer
Phone:    (+44) 20 7851 0692


Signature, Place and Date of Signing:

/s/ James Howard                   London, England           November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           24

Form 13F Information Table Value Total:     395,168 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE
                               September 30, 2007

COLUMN 1                       COLUMN 2         COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8

                                                         VALUE       SHRS/    SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN  CALL DISCRETION  MANAGERS    SOLE SHARED  NONE
ALCAN INC                      COM             013716105  35,885       358,600  SH      SOLE        NONE       358,600    0     0
ALLTEL CORP                    COM             020039103   9,006       129,300  SH      SOLE        NONE       129,300    0     0
AMGEN INC                      COM             031162100     497         8,800  SH      SOLE        NONE         8,800    0     0
AQUILA INC                     COM             03840P102  33,477     8,165,000  SH      SOLE        NONE     8,165,000    0     0
AVAYA INC                      COM             053499109  25,014     1,471,400  SH      SOLE        NONE     1,471,400    0     0
CARDIOME PHARMA CORP           COM NEW         14159U202   6,747       723,200  SH      SOLE        NONE       723,200    0     0
ECHOSTAR COMMUNICATIONS NEW    CL A            278762109   4,634       100,000  SH      SOLE        NONE       100,000    0     0
ENERGY EAST CORP               COM             29266M109  42,939     1,586,789  SH      SOLE        NONE     1,586,789    0     0
FORD MTR CO DEL                COM PAR $0.01   345370860   3,380       393,000  SH      SOLE        NONE       393,000    0     0
LYONDELL CHEMICAL CO           COM             552078107  21,423       462,800  SH      SOLE        NONE       462,800    0     0
MIDDLEBROOK PHARMACEUTICAL I   COM             596087106     200       187,500  SH      SOLE        NONE       187,500    0     0
NOBLE CORPORATION              SHS             G65422100  15,133       304,736  SH      SOLE        NONE       304,736    0     0
PONIARD PHARMACEUTICALS INC    COM NEW         732449301   7,322     1,275,663  SH      SOLE        NONE     1,275,663    0     0
RENOVIS INC                    COM             759885106   1,953       509,969  SH      SOLE        NONE       509,969    0     0
RYERSON INC                    COM             78375P107   5,069       150,000  SH      SOLE        NONE       150,000    0     0
SLM CORP                       COM             78442P106   5,014       100,000  SH      SOLE        NONE       100,000    0     0
STERLITE INDS INDIA LTD        ADS             859737207  48,881     2,629,400  SH      SOLE        NONE     2,629,400    0     0
TERNIUM SA                     SPON ADR        880890108  28,341       900,000  SH      SOLE        NONE       900,000    0     0
TXU CORP                       COM             873168108  20,166       295,000  SH      SOLE        NONE       295,000    0     0
UNITED RENTALS INC             COM             911363109  34,970     1,083,000  SH      SOLE        NONE     1,083,000    0     0
VIA PHARMACEUTICALS INC        COM             92554T103   1,358       411,523  SH      SOLE        NONE       411,523    0     0
VIRGIN MEDIA INC               COM             92769L101  27,983     1,165,000  SH      SOLE        NONE     1,165,000    0     0
WYETH                          COM             983024100   5,526       125,000  SH      SOLE        NONE       125,000    0     0
XENOPORT INC                   COM             98411C100  10,250       214,706  SH      SOLE        NONE       214,706    0     0
                                                         395,168


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